Asset Retirement Obligations - Additional Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Estimated cash flows, undiscounted and inflated amount	$ 915,000	$ 1,200,000
Asset retirement obligation
Disclosure of other provisions [line items]
Estimated cash flows, undiscounted and uninflated amount	674,900	845,000
Total	$ 523,815	$ 640,951	$ 623,399
Other provisions, period of costs being incurred	52 years